SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT (Details)	Dec. 31, 2025
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	30 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	50 years
Other Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	5 years
Other Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	30 years